Supplementary Financial Information (Schedule of Accounts Receivable - Net) (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplementary Financial Information [Abstract]
Accounts receivable	$ 1,179	$ 958	$ 897
Allowance for uncollectible accounts	(16)	(14)	(13)
Accounts receivable – net	$ 1,163	$ 944	$ 884